Related Party Transactions Management Fee Income (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Management fee income			$ 5	$ 5	$ 5
LVS
Disclosure of transactions between related parties [line items]
Management fee income			0	1	1
Intermediate holding company
Disclosure of transactions between related parties [line items]
Management fee income			0	0	1
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Management fee income	$ 2	$ 2	$ 5	$ 4	$ 3